TRAFIGURA TRANSACTION (Details)			1 Months Ended	7 Months Ended	12 Months Ended
	Mar. 16, 2020 USD ($) shares	Aug. 23, 2019 USD ($) $ / shares shares	Aug. 31, 2019 USD ($) vessels suezmax_tanker_vessel_type $ / shares	Mar. 16, 2020 USD ($)	Dec. 31, 2021 USD ($) suezmax_tanker_vessel_type shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) suezmax_tanker_vessel_type $ / shares shares	Dec. 31, 2020 suezmax_tanker_vessel_type	Dec. 31, 2020 large_range_2Tanker_vessel_type	Dec. 31, 2020 very_large_crude_carrier	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Shares issued for purchase of vessels (in shares) | shares					0	0	16,035,856
Number of assets chartered									1	2
Number of leased assets | vessels			5
Shares issued for purchase of assets, grant date fair value (in dollars per share) | $ / shares							$ 7.92
Vessels and equipment under finance leases, net					$ 44,880,000	$ 53,518,000	$ 418,390,000				$ 90,676,000
Finance lease liability					48,466,000	56,277,000
Finance lease, amortization of right of use asset					8,638,000	11,644,000	15,850,000
Finance lease, interest expense					$ 3,900,000	7,000,000	10,700,000
Shares issued as consideration for Trafigura acquisition							$ 127,000,000
Vessels Chartered To Trafigura
Business Acquisition [Line Items]
Number of assets chartered | suezmax_tanker_vessel_type					5
Duration of time charter					3 years
Time charter daily rate, revenue					$ 28,400
Profit share percentage					50.00%
Assets Under Sale and Purchase Agreement
Business Acquisition [Line Items]
Time charter liabilities, fair value disclosure	$ 11,900,000			$ 11,900,000	$ 11,900,000
Property, plant, and equipment, fair value disclosure	663,700,000			663,700,000	$ 663,700,000
Assets Under Sale and Purchase Agreement | Trafigura
Business Acquisition [Line Items]
Number of assets agreed to acquire | suezmax_tanker_vessel_type			10					10
Shares issued for purchase of vessels (in shares) | shares		16,035,856
Shares issued, price per share (in dollars per share) | $ / shares			$ 8.00
Time charter daily rate, expense			$ 23,000
Duration of time charter			3 years
Time charter daily rate, revenue			$ 28,400
Profit share percentage			50.00%
Time charter liabilities, fair value disclosure	$ 11,900,000			11,900,000
Assets Under Sale and Purchase Agreement | Trafigura | Minimum
Business Acquisition [Line Items]
Cash consideration due upon closing of SPA			$ 538,200,000
Assets Under Sale and Purchase Agreement | Trafigura | Vessels Chartered To Trafigura
Business Acquisition [Line Items]
Shares issued for purchase of vessels (in shares) | shares	16,035,856						8,017,928
Cash consideration due upon closing of SPA	$ 538,200,000
Number of assets chartered | suezmax_tanker_vessel_type			5		5		5
Shares issued for purchase of assets, grant date fair value (in dollars per share) | $ / shares		$ 7.92
Shares issued as consideration for Trafigura acquisition	127,000,000	$ 63,500,000
Time charter payments received							$ 17,000,000
Time charter payments received offset against prepaid expense				13,900,000		5,700,000	8,200,000
Time charter payments received offset against lease liability				$ 3,100,000		1,400,000	1,700,000
Reduction in purchase consideration	$ 13,900,000
Amortization of fair value of acquired time charter					$ 5,000,000	4,000,000
Assets Under Sale and Purchase Agreement | Trafigura | Vessels Chartered To Trafigura | Maximum
Business Acquisition [Line Items]
Cash consideration due upon closing of SPA							269,000,000
Assets Under Sale and Purchase Agreement | Trafigura | Trafigura Vessels Not Chartered Out
Business Acquisition [Line Items]
Number of leased assets | suezmax_tanker_vessel_type			5
Prepaid expense		$ 63,500,000
Shares issued for purchase of assets, grant date fair value (in dollars per share) | $ / shares		$ 7.92
Vessels and equipment under finance leases, net							336,000,000
Finance lease liability							272,000,000
Finance lease, amortization of right of use asset					6,300,000	2,500,000	3,800,000
Finance lease, interest expense					$ 6,100,000	$ 2,400,000	$ 3,700,000
Finance lease, weighted average discount rate							4.36%
Assets Under Sale and Purchase Agreement | Trafigura | Trafigura Vessels Not Chartered Out | Maximum
Business Acquisition [Line Items]
Cash consideration due upon closing of SPA							$ 269,200,000